Merrill Lynch Utilities and Telecommunications Fund, Inc.

                    Supplement dated November 9, 2001 to the
                         Prospectus dated March 16, 2001


         The section in the Prospectus of Merrill Lynch Utilities and Telecommunications Fund, Inc. captioned "About the Portfolio Manager" on page 8 is amended as follows:

         The biography of Walter D. Rogers is deleted and replaced by the following biography of Kathleen M. Anderson.

     Kathleen M. Anderson is Portfolio Manager of the Fund. Ms. Anderson has been an Associate Portfolio Manager of Merrill Lynch Investment Managers since 1998 and Research Analyst of Merrill Lynch Investment Managers from 1993 to 1998.















CODE #11281-0301ALL

            Merrill Lynch Utilities and Telecommunications Fund, Inc.

                    Supplement dated November 9, 2001 to the
            Statement of Additional Information dated March 16, 2001


         The section in the Statement of Additional Information captioned "Management of the Fund" beginning on page 20 is amended as follows:

         The biography of Walter D. Rogers is deleted and replaced by the following biography of Kathleen M. Anderson.

         Kathleen M. Anderson (42) - Portfolio Manager (1)(2) - Associate Portfolio Manager of the Investment Adviser since 1998 and Research Analyst of the Investment Adviser from 1993 to 1998.



















CODE #11280-0301ALL